Property, Plant and Equipment (Details PPE) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment
Property, plant, and equipment, at cost	$ 25,062		$ 22,062
Accumulated depreciation	(7,437)		(6,906)
Property, plant, and equipment - net	17,625		15,156
Depreciation and amortization	729		690	634
Nonregulated [Member] | Natural gas gathering and processing facilities [Member]
Property, Plant and Equipment
Property, plant, and equipment, at cost	9,172		7,694
Nonregulated [Member] | Natural gas gathering and processing facilities [Member] | Minimum [Member]
Property, Plant and Equipment
Property, Plant and Equipment, Useful Life	5 years	[1]
Nonregulated [Member] | Natural gas gathering and processing facilities [Member] | Maximum [Member]
Property, Plant and Equipment
Property, Plant and Equipment, Useful Life	40 years	[1]
Nonregulated [Member] | Construction in Progress [Member]
Property, Plant and Equipment
Property, plant, and equipment, at cost	2,727		1,870
Nonregulated [Member] | Other Capitalized Property Plant and Equipment [Member]
Property, Plant and Equipment
Property, plant, and equipment, at cost	964		780
Nonregulated [Member] | Other Capitalized Property Plant and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment
Property, Plant and Equipment, Useful Life	3 years	[1]
Nonregulated [Member] | Other Capitalized Property Plant and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment
Property, Plant and Equipment, Useful Life	45 years	[1]
Regulated [Member] | Natural gas transmission facilities [Member]
Property, Plant and Equipment
Property, plant, and equipment, at cost	10,633		9,963
Regulated [Member] | Natural gas transmission facilities [Member] | Minimum [Member]
Property, Plant and Equipment
Regulated Property Plant And Equipment Depreciation Rate1	1.20%	[1]
Regulated [Member] | Natural gas transmission facilities [Member] | Maximum [Member]
Property, Plant and Equipment
Regulated Property Plant And Equipment Depreciation Rate1	6.97%	[1]
Regulated [Member] | Construction in Progress [Member]
Property, Plant and Equipment
Property, plant, and equipment, at cost	273		337
Regulated [Member] | Other Capitalized Property Plant and Equipment [Member]
Property, Plant and Equipment
Property, plant, and equipment, at cost	1,293		1,418
Regulated [Member] | Other Capitalized Property Plant and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment
Regulated Property Plant And Equipment Depreciation Rate1	1.35%	[1]
Regulated [Member] | Other Capitalized Property Plant and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment
Regulated Property Plant And Equipment Depreciation Rate1	33.33%	[1]
Regulated [Member] | Excess Of Original Cost Of Regulated Facilities [Member]
Property, Plant and Equipment
Property, plant, and equipment - net	$ 785		$ 825
Period of straight-line amortization	40 years

[1]	Estimated useful life and depreciation rates are presented as of December 31, 2013. Depreciation rates for regulated assets are prescribed by the FERC.